Basis of Presentation and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Preparation and Principles of Consolidation

Basis of Preparation and Principles of Consolidation

The accompanying Condensed Consolidated Balance Sheets as of September 30, 2021 and December 31, 2020, the Condensed Consolidated Statements of Operations and Comprehensive Income for the three and nine months ended September 30, 2021 and 2020, the Condensed Consolidated Statements of Stockholders’ Equity for the three and nine months ended September 30, 2021 and 2020, and the Condensed Consolidated Statements of Cash Flows for the nine months ended September 30, 2021 and 2020 reflect all adjustments that are of a normal recurring nature and that are considered necessary for a fair presentation of the results for the periods shown in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the applicable rules and regulations of the SEC for interim financial reporting periods. Accordingly, certain information and footnote disclosures have been condensed or omitted pursuant to SEC rules that would ordinarily be required under GAAP for complete financial statements. These unaudited interim Condensed Consolidated Financial Statements should be read in conjunction with the audited Consolidated Financial Statements as of December 31, 2020 and 2019 and for the years then ended and the accompanying notes thereto included in the Company’s Prospectus.

On March 29, 2021, the Company effected a 1-for-3 reverse stock split (‘‘reverse stock split’’) of its outstanding common stock, par value $0.001 per share (“common stock”), and a proportional adjustment to the existing conversion ratio of its then-outstanding Series A Preferred Stock, par value $0.01 per share (“preferred stock”). Accordingly, all share and per share amounts for all periods presented in these Condensed Consolidated Financial Statements and notes thereto, have been adjusted retrospectively, where applicable, to reflect this reverse stock split.

Basis of Preparation and Principles of Consolidation

The accompanying Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the financial statements of the Company and all of its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

On March 29, 2021, the Company effected a 1-for-3 reverse stock split (“reverse stock split”) of its outstanding common stock and a proportional adjustment to the existing conversion ratio for the preferred stock described in Footnote 13, Stockholders’ Equity.

Accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and notes thereto, have been adjusted retrospectively, where applicable, to reflect this reverse stock split.

Use of Estimates and Judgments in the Preparation of the Condensed Consolidated Financial Statements

Use of Estimates and Judgments in the Preparation of the Condensed Consolidated Financial Statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenue and expense during the reporting periods. Significant estimates and judgments are inherent in the analysis and measurement of items including, but not limited to: revenue recognition criteria including the determination of principal versus agent revenue considerations, income taxes, the valuation and recoverability of goodwill and intangible assets, the assessment of potential loss from contingencies, the allowance for doubtful accounts, and assumptions used in determining the fair value of stock-based compensation. Management bases its estimates and assumptions on historical experience and on various other factors that are believed to be reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may be affected by changes in those estimates. These estimates are based on the information available as of the date of the Condensed Consolidated Financial Statements.

Use of Estimates and Judgments in the Preparation of the Consolidated Financial Statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenue and expense during the reporting periods. Significant estimates and judgments are inherent in the analysis and measurement of items including, but not limited to: revenue recognition criteria including the determination of principal versus agent revenue considerations, income taxes, the valuation and recoverability of goodwill and intangible assets, the assessment of potential loss from contingencies, assumptions in valuing acquired assets and liabilities assumed in business combinations, the allowance for doubtful accounts, and assumptions used in determining the fair value of stock-based compensation. Management bases its estimates and assumptions on historical experience and on various other factors that are believed to be reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may be affected by changes in these estimates. These estimates are based on the information available as of the date of the Consolidated Financial Statements.

Segment Reporting

Segment Reporting

The Company’s operating segments are determined based on the units that constitute a business for which discrete financial information is available and for which operating results are regularly reviewed by the Chief Operating Decision Maker (“CODM”). The CODM is the highest level of management responsible for assessing the Company’s overall performance and making operational decisions. The Company operates in one single operating and reportable segment.

Fair Value Measurements

Fair Value Measurements

The Company evaluates the fair value of certain assets and liabilities using the fair value hierarchy. Fair value is an exit price representing the amount that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the Company applies the three-tier GAAP value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1 — observable inputs such as quoted prices in active markets;

Level 2 — inputs other than the quoted prices in active markets that are observable either directly or indirectly;

Level 3 — unobservable inputs of which there is little or no market data, which require the Company to develop its own assumptions.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measure.

The carrying amounts of accounts receivable, accounts payable, accrued expenses and other current liabilities approximate fair value due to the short-term nature of these instruments.

Foreign Currency

Foreign Currency

A majority of the Company’s revenues are generated in U.S. dollars. In addition, most of the Company’s costs are denominated and determined in U.S. dollars. Thus, the reporting currency of the Company is the U.S. dollar.

The functional currency of the Company’s foreign subsidiaries is generally the local currency. The assets and liabilities of subsidiaries whose functional currency is a foreign currency are translated at the period-end exchange rates. Income statement items are translated at the average monthly rates for the year. The resulting translation adjustment is recorded as a component of accumulated other comprehensive (income) loss and is included in the Consolidated Statement of Stockholders’ Equity.

For the years ended December 31, 2020, 2019, and 2018, the Company recorded an aggregate transaction loss of $0.5 million, an aggregate transaction gain of less than $0.1 million, and an aggregate transaction loss of $0.5 million, respectively. The aggregate transaction gains or losses were recorded in the Consolidated Statement of Operations and Comprehensive Income.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term highly liquid investments with an original maturity at the date of purchase of three months or less to be cash equivalents. Pursuant to the Company’s investment policy, its surplus funds are kept as cash or cash equivalents in money market and savings accounts to reduce its exposure to market risk.

Trade Receivables Net of Allowances for Doubtful Accounts

Trade Receivables Net of Allowances for Doubtful Accounts

Trade receivables are non-interest bearing and are stated at gross invoice amounts. A receivable is recorded when the Company has an unconditional right to receive payment based on the satisfaction of performance obligations, such that only the passage of time is required before consideration is due, regardless of whether amounts are billed or unbilled. Included in trade receivables on the Consolidated Balance Sheets are unbilled receivable balances which have not yet been invoiced.

The Company estimates its allowance for doubtful accounts by evaluating specific accounts where information indicates the customers may have an inability to meet financial obligations, such as bankruptcy proceedings and receivable amounts outstanding for an extended period beyond contractual terms. In these cases, the Company uses assumptions and judgment, based on the best available facts and circumstances, to either record a specific allowance against these customer balances or to write the balances off.

Write-offs of accounts receivable are taken in the period when the Company has exhausted its efforts to collect overdue and unpaid receivables or otherwise has evaluated other circumstances that indicate that the Company should abandon such efforts.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets on the Consolidated Balance Sheets consistent primarily of prepaid taxes, other general prepaid expenses, restricted cash, and value added tax assets. Any expenses paid prior to the related services being rendered are recorded as prepaid expenses and amortized over the period of service.

Restricted cash represents amounts pledged as collateral for certain agreements with third parties. Upon satisfying the terms of the agreements, the funds are expected to be released and available for use by the Company. As of December 31, 2020 and 2019, the Company had less than $0.1 million and $0.4 million of restricted cash, respectively.

As of December 31, 2020 and 2019, the Company had prepaid income taxes of $10.4 million and $0.9 million, respectively.

Property, Plant and Equipment, Net

Property, Plant and Equipment, Net

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the following estimated useful lives of the assets:

Computer equipment	3 years
Office furniture and equipment	4 ‑ 7 years
Leasehold improvements	4 ‑ 6 years

Assets under capital leases are recorded at their net present value at the inception of the lease. Assets under capital leases and leasehold improvements are amortized over the shorter of the related lease terms or their useful lives.

Expenditures which significantly improve or extend the life of an asset are capitalized, while charges for routine maintenance and repairs are expensed during the year incurred.

Capitalized Software

Capitalized Software

Capitalized software, which is included in Property, plant and equipment, net, consists of costs to purchase and develop internal-use software, which the Company uses to provide services to its customers. The costs to purchase and develop internal-use software are capitalized from the time that the preliminary project stage is completed, and it is considered probable that the software will be used to perform the function intended. These costs include personnel and related employee benefits for employees directly associated with the software development and external costs of the materials or services consumed in developing or obtaining the software. Any costs incurred during subsequent efforts to upgrade and enhance the functionality of the software are also capitalized. Once this software is ready for use in the Company’s products, these costs are amortized on a straight-line basis over the estimated useful life of the software, which is 3 years. During the years ended December 31, 2020 and December 31, 2019, the Company capitalized $5.2 million and $3.1 million in internal-use software cost, respectively. Amortization expense was $1.4 million and $0.4 million on capitalized internal-use software costs during the years ended December 31, 2020 and December 31, 2019, respectively. This is included within depreciation expense on Property, plant and equipment, net. The Company did not capitalize software costs and recognize amortization expense in 2018 as the Company did not have a process in place to track costs.

Leases

Leases

The Company leases its facilities and meets the requirements to account for these leases as operating leases. For facility leases that contain rent escalations or rent concession provisions, the Company records its lease expense during the lease term on a straight-line basis over the term of the lease. The Company records the difference between the rent paid and the straight-line rent as a deferred rent liability. Leasehold improvements funded by landlords or allowances are recorded as leasehold improvement assets and a deferred rent liability which is amortized as a reduction of rent expense over the lesser of the term of the lease or life of the asset.

The Company leases computer equipment that meet the requirements to account for these as capital leases. The Company records capital leases as an asset and an obligation at an amount equal to the present value of the minimum lease payments as determined at the beginning of the lease term. Depreciation of capitalized leased assets is computed over their useful life and is included in depreciation expense.

Business Combinations

Business Combinations

The Company recognizes assets acquired and liabilities assumed at their fair value on the acquisition date. Any excess consideration over the fair value of assets acquired and liabilities assumed is recognized as goodwill. Acquisition-related costs are expensed as incurred.

Goodwill

Goodwill

Goodwill represents the excess of purchase price over the fair value of tangible net assets and identifiable intangible assets of the businesses acquired.

The valuation of goodwill involves the use of management’s estimates and assumptions. The carrying value of goodwill is not amortized, but rather, is evaluated for impairment at least annually, as of October 1, and, additionally on an interim basis, whenever events or changes in circumstances indicate that the carrying amount of goodwill will not be recoverable. The Company performs this evaluation by comparing the fair value of a reporting unit to its carrying value, including goodwill recorded by the reporting unit.

The Company has a single reporting unit. The Company’s review for impairment includes an assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is determined that it is more likely than not that the fair value of a reporting unit is less than its carrying value, the Company performs a quantitative goodwill impairment test, which compares the fair value of the reporting unit with its carrying amounts. The Company estimates the fair value of its reporting unit considering both income and market-based approaches. The estimated fair value of a reporting unit is determined based on assumptions regarding estimated future cash flows, discount rates, long-term growth rates and market values.

The Company completed its analyses for each of the years ended December 31, 2020, 2019, and 2018 and determined that there was no impairment of goodwill.

Intangible Assets, Net

Intangible Assets, Net

Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives.

The estimated useful lives of the Company’s finite-lived intangible assets are as follows:

Technology	4 ‑ 8 years
Customer relationships	5 ‑ 12 years
Trademarks	5 ‑ 15 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment and intangible assets subject to depreciation and amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable or that the useful life is shorter than the Company had originally estimated. Recoverability of these assets is measured by comparison of the carrying amount of each asset or asset group to the future undiscounted cash flows the asset or asset group is expected to generate over their remaining lives. If the asset or asset group is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset or asset group. If the useful life is shorter than originally estimated, the Company amortizes the remaining carrying value over the new shorter useful life. There were no impairments recognized for the years ended December 31, 2020, 2019 and 2018.

Debt Issuance Costs

Debt Issuance Costs

Prior to the Company’s New Revolving Credit Facility, as described in Footnote 8, Long-term Debt, the Company reflected debt issuance costs for the Prior Credit Facilities in the Consolidated Balance Sheets as a direct deduction from the gross amount, consistent with the presentation of a debt discount. Debt issuance costs for the Prior Credit Facilities were amortized to interest expense over the term of the underlying debt instrument, utilizing the effective interest rate method. For the New Revolving Credit Facility, debt issuance costs meet the definition of an asset and are recorded in the Consolidated Balances Sheets in Other Non-Current Assets. Debt issuance costs incurred for the New Revolving Credit Facility that were capitalized total $0.9 million. Debt issuance costs for the New Revolving Credit Facility are amortized to interest expense over the contractual term of the underlying debt instrument on a straight-line basis through the maturity date of the instrument of October 1, 2025. As of December 31, 2020 and December 31, 2019, remaining debt issuance costs were $1.4 million and $0.9 million, respectively.

Revenue Recognition

Revenue Recognition

On January 1, 2019, the Company adopted Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (ASC 606), using the modified retrospective method. The adoption of ASU 2014-09 did not result in a material change in the timing or amount of revenue recognized. Prior to January 1, 2019, the Company recognized its revenues in accordance with ASC 605, Revenue Recognition, when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is probable. Results for reporting periods beginning after January 1, 2019 are presented in accordance with ASC 606, while prior period amounts have not been adjusted.

In accordance with ASC 606, the Company recognizes revenue under the core principle to depict the transfer of control to its customers in an amount reflecting the consideration to which it expected to be entitled. In order to achieve that core principle, the Company applies the following five-step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

The Company’s contracts with customers may include multiple promised services, consisting of the various impression measurement services the Company offers. For all revenue channels, the Company identifies performance obligations by evaluating whether the promised goods and services are capable of being distinct and distinct within the context of the contract at contract inception. Promised goods and services that are not distinct at contract inception are combined as one performance obligation. Once the Company identifies the performance obligations, the Company will determine the transaction price based on contractually fixed amounts. The Company allocates the transaction price to each performance obligation based on the standalone selling price.

The major sources of revenue include Advertiser Direct, Advertiser Programmatic, and Supply-Side Customers.

Advertiser Direct and Advertiser Programmatic Revenue

For Advertiser Direct revenue, advertisers can purchase the Company’s services to measure the quality and performance of ads purchased directly from digital properties, including publishers and social media platforms. Advertisers are provided access to the Company’s platform through the Company’s proprietary self-service software that provides the Company’s customers with access to data on all their digital ads and enables them to make changes to their ad strategies. In these arrangements, the customer pays a fee to the Company based on the ads measured.

For Advertiser Programmatic revenues, advertisers purchase the Company’s services through programmatic platforms to evaluate the quality of ad inventories before they are purchased. Advertisers may purchase the Company’s service offering through a Demand-Side Platform that manages various ad campaign auctions and inventory on behalf of the advertisers. Customers elect to use the Company’s service of evaluating the quality of advertising inventory up for bid on an advertising exchange. The ability to provide these services to customers requires that the Company enter into product integration agreements with Demand-Side Platforms who in turn make the Company’s services available to advertisers. In these arrangements, the customer pays a fee to the Company (collected by the Demand-Side Platform) for the successful execution of the purchase of advertising inventory on an exchange.

For Advertiser Direct and Advertiser Programmatic revenues, contracts with multiple performance obligations typically consist of services aimed at advertisers to help evaluate and ensure the success of a brand campaign by measuring authentic impressions. These services are generally delivered together as impressions are measured. Revenue is recognized over time, as the Company is providing services that the customer is continuously consuming and receiving benefit from or upon completion of the service. The Company considers the “right to invoice” practical expedient appropriate in the context of the Company’s contracts as this directly corresponds to the value of the Company’s performance to date. In this case, the Company’s pricing structure is (1) solely variable on the basis of the customer’s usage of the Company’s services, (2) is priced at a fixed rate per usage and (3) gives the entity the right to invoice the customer for its usage as it occurs.

Supply-Side Customers

Supply-Side Customer revenues consist of arrangements with publishers and other supply-side customers to provide them with software solutions and data analytics to enable them to maximize revenue from their digital advertising inventory. Certain arrangements include minimum guaranteed fees that reset monthly and are recognized on a straight-line basis over the access period, which is usually twelve months. For contracts that contain overages, once the minimum guaranteed amount is achieved, overages are recognized as earned over time based on a tiered pricing structure. Such revenues are recognized on an input method time-elapsed basis, as the Company is providing services that the customer is continuously consuming and receiving benefit from, and such recognition best depicts the transfer of control to the customer. Overages give rise to variable consideration that is allocated to the distinct periods to which the overage relates.

Transactions that Involve Third Parties

For transactions that involve third parties, the Company evaluates which party in the arrangement obtains control of the Company’s services (and is therefore the Company’s customer), which impacts whether the Company reports as revenue the gross amounts paid by the advertiser through the Demand-Side Platform or the net amount paid by the Company’s Demand-Side Platform partners. For certain arrangements, advertisers (“customers”) may purchase the Company’s service offering through a Demand-Side Platform that manages various ad campaign auctions and inventory on behalf of the advertisers. Customers elect to use the Company’s service of evaluating the quality of advertising inventory up for bid on an advertising exchange. The ability to provide these services to customers requires that the Company enter into product integration agreements with Demand-Side Platforms who in turn make the Company’s services available to advertisers. In these arrangements, the customer pays a fee to the Company (collected by the Demand-Side Platform) for the successful execution of the purchase of advertising inventory on an exchange. In these transactions, the Company transfers control of the Company’s services directly to the advertiser (who is the Company’s customer) and therefore revenue is recognized for the gross amount paid by the advertiser for the Company’s services. Specifically, the Company transfers control of the data that is influencing the purchasing decisions directly to the customer and the Company is primarily responsible for providing these services to the customer. That is, control of these services (or a right to these services) does not transfer to the Demand-Side Platform before they are transferred to the Company’s customers. Further, the Company has latitude in establishing the sales price with those customers as there is a fixed retail rate card that is included in the product integration agreements with the Demand-Side Platforms or are governed by contracts in place with the customers. Accordingly, the Company records revenue for the gross amounts paid by advertisers for these services and records the amounts retained by the Demand-Side Platforms as a cost of revenue.

Contract assets relate to the Company’s conditional right to consideration for completed performance under the contract (e.g., unbilled receivables) and are included in Trade receivables, net of allowance for doubtful accounts.

Costs to Fulfill or Obtain a Contract

The Company recognizes direct fulfillment costs as an expense when incurred. These costs include commission programs to compensate employees for generating sales orders under the Company’s master services agreements or integration agreements, and are included in Sales, marketing, and customer support. The Company has not incurred incremental costs to obtain contracts during the periods ended December 31, 2020, 2019 and 2018, respectively.

Operating Expenses

Operating Expenses

Cost of revenue includes platform hosting fees, data center costs, software and other technology expenses and other costs directly associated with data infrastructure. Cost of revenue also includes personnel costs including salaries, bonuses, stock-based compensation, employee benefit costs, commissions related to revenue share arrangements with Demand-Side Platforms, and allocated overhead expenses for personnel who provide the Company’s customers with support in implementing and using the Company’s software platform. Cost of revenues excludes depreciation and amortization.

Product development expenses consist primarily of personnel costs, including salaries, bonuses, stock-based compensation, employee benefits costs, and allocated overhead expenses inclusive of engineering, product and technical operation expenses, third-party consultant costs associated with the ongoing research, development and maintenance of the Company’s software platform. Technology and development costs are expensed as incurred, except to the extent that such costs are associated with software development that qualifies for capitalization, which are then recorded as capitalized software and included in Property, plant and equipment, net on the Company’s Consolidated Balance Sheets.

Sales, marketing and customer support expenses consist primarily of personnel costs, including salaries, bonuses, stock-based compensation, employee benefits costs, commission costs, and allocated overhead expenses for the Company’s sales, marketing and customer support personnel. Sales, marketing, and customer support expense also include costs for market development programs, advertising costs, attendance at events and trade shows, promotional and other marketing activities. Advertising costs include expenses associated with direct marketing but exclude the costs of attendance at events and trade shows. Advertising costs were less than $0.1 million, $0.1 million, and nil for the years ended December 31, 2020, 2019 and 2018, respectively. Commissions costs are expensed as incurred.

General and administrative expenses consist primarily of personnel costs, including salaries, bonuses, stock-based compensation, employee benefits costs and other overhead expenses associated with the Company’s executive, finance, legal, human resources, compliance, and other administrative personnel, as well as accounting, tax, and legal professional services fees, rent, bad debt expense and other overhead expense related to human resource and finance activities, as well as other corporate costs including offering costs.

For the year ended December 31, 2020, the Company recorded $0.9 million in recoveries from business interruption insurance classified in General and administrative in the Consolidated Statement of Operations and Comprehensive Income. The insurance recovery related to investigating and remediating certain information technology and cybersecurity matters that occurred in the year. There were no recoveries from business interruption insurance for the years ended December 31, 2019 and 2018, respectively.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade receivables. The Company maintains cash deposits with financial institutions that, from time to time, exceed applicable insurance limits. The Company reduces this risk by maintaining such deposits with high quality financial institutions that management believes are creditworthy. Cash and cash equivalents are maintained with several financial institutions domestically and internationally. The combined account balances held on deposit at each institution typically exceed Federal Deposit Insurance Corporation (“FDIC”) insurance coverage and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage. The Company monitors this credit risk and makes adjustments to the concentrations as necessary. As of December 31, 2020 and 2019, the Company had deposits of $29.0 million and $7.5 million, respectively, which exceeded the FDIC insurance coverage amounts.

With respect to accounts receivable, credit risk is mitigated by the Company’s ongoing credit evaluation of its customers’ financial condition. No single customer accounted for more than 10 percent of trade receivables for the years ended December 31, 2020 and 2019. With respect to revenues, no single customer accounted for more than 10% of revenues for the years ended December 31, 2020, 2019 and 2018.

Other (Income) Expense, Net

Other (Income) Expense, Net

Other (income) expense, net primarily consists of interest income, change in fair value associated with contingent considerations, loss on extinguishment of debt, and the impact of foreign currency transaction gains and losses associated with monetary assets and liabilities.

Income Taxes

Income Taxes

Income taxes are accounted for using the asset and liability method. Deferred income taxes are provided for temporary differences in recognizing certain income, expense and credit items for financial reporting purposes and tax reporting purposes. Such deferred income taxes primarily relate to the difference between the tax bases of assets and liabilities and their financial reporting amounts. Deferred tax assets and liabilities are measured by applying enacted statutory tax rates applicable to the future years in which deferred tax assets or liabilities are expected to be settled or realized. Excess tax benefits and tax deficiencies are recognized in the income tax provision in the period in which they occur.

The Company records a valuation allowance when it determines, based on available positive and negative evidence, that it is more-likely-than-not that some portion or all of its deferred tax assets will not be realized. The Company determines the realizability of its deferred tax assets primarily based on the reversal of existing taxable temporary differences and projections of future taxable income (exclusive of reversing temporary differences and carryforwards). In evaluating such projections, the Company considers its history of profitability, the competitive environment, and general economic conditions. In addition, the Company considers the time frame over which it would take to utilize the deferred tax assets prior to their expiration.

For certain tax positions, the Company uses a more-likely-than-not threshold based on the technical merits of the tax position taken. Tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of tax benefits determined on a cumulative probability basis, which are more-likely-than-not to be realized upon ultimate settlement in the financial statements. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense.

On December 22, 2017, U.S. tax reform legislation known as the Tax Cuts and Jobs Act (the “TCJA”) was signed into law. As of December 31, 2018, the Company’s accounting for the TCJA has been completed. The Company has determined the effects of certain provisions, including but not limited to: a reduction in the corporate tax rate from 35% to 21%, a limitation of the deductibility of certain officers’ compensation, a limitation on the current deductibility of net interest expense in excess of 30% of adjusted taxable income, a limitation of net operating losses generated after 2018 to 80% of taxable income, an incremental tax (base erosion anti-abuse or “BEAT”) on excessive amounts paid to foreign related parties, and a minimum tax on certain foreign earnings in excess of 10% of the foreign subsidiaries tangible assets (global intangible low- taxed income or “GILTI”). As part of its GILTI review, the Company has determined that it will account for GILTI income as it is generated (i.e., treat it as a period expense).

In March 2018, the FASB issued ASU No. 2018-05, Income Taxes (Topic 740): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118 (SEC Update). The update was issued to provide guidance on the income tax accounting implications of the TCJA. This includes the filing of financial statements with provisional amounts if companies are unable to finalize accounting provisions due to the changes enacted by the TCJA. In addition, subsequent changes to provisional amounts and disclosures are addressed in the ASU. The Company has completed the accounting for the effects of the Tax Act in its Consolidated Financial Statements with immaterial adjustments recorded as of December 31, 2018.

The COVID-19 pandemic has a global reach, and many countries are introducing measures that provide relief to taxpayers in a variety of ways. In March 2020, the U.S. government enacted tax legislation containing provisions to support businesses during the COVID-19 pandemic (the “CARES Act”), including deferment of the employer portion of certain payroll taxes, refundable payroll tax credits, and technical amendments to tax depreciation methods for qualified improvement property. The CARES Act did not have a material impact on the Company’s income tax provision for the year ended December 31, 2020.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation awards issued to its employees and members of its Board of Directors (the “Board”) in accordance with ASC 718, Compensation — Stock Compensation. ASC 718 requires that the cost resulting from all share-based payment transactions be recognized in the financial statements. This statement establishes fair value as the measurement objective in accounting for share-based payment arrangements and requires all entities to apply a fair value-based measurement method in accounting for these transactions with employees.

Stock-based compensation is measured at grant date based on the estimated fair value of the award and is expensed on a straight-line basis over the requisite service period net of an estimated forfeiture rate. The Company uses historical data to estimate forfeitures. The Company’s stock-based compensation awards relate to restricted stock units and stock options. The fair value of restricted stock unit awards is determined on the grant date based on the grant date stock price or a Monte Carlo Simulation model in instances where a market condition exists. For share-based awards that vest subject to the satisfaction of a market condition, the fair value measurement date for stock-based compensation is the date of the grant and the expense is recognized using the accelerated attribution method over the derived service period or upon achievement of the market condition. The fair value of stock option awards is determined on the grant date using the Black-Scholes Merton option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility, the expected option term and the fair market value of the Company’s common stock. Since there is no public market for the Company’s common stock, the Company bases its estimates of expected volatility on the median historical volatility of a group of publicly traded companies it believes are comparable to the Company, and uses the average of i) the weighted average vesting period and ii) the contractual life of the option, calculated using the “simplified method”. The simplified method allows for estimating the expected life based on an average of the option vesting term and option life, provided that all options meet certain criteria of “plain vanilla” options. The risk-free interest rate is based on the yield from U.S. treasury bonds as of the expected term. Additionally, the Company has assumed that dividends will not be paid.

Certain grants of stock options to executives contain certain vesting conditions, whereby, subject to the option holders continued employment with the Company, the award will vest upon the date the Company’s majority owner has received cumulative cash proceeds in respect of its investment in the Company equal to two times its aggregate cash investment in the Company. This is a market condition, but the requirement that the award vest on the basis of sufficient proceeds distributed to the Company’s majority owner represents a performance condition. During the years ended December 31, 2020, 2019 and 2018, the outcome of that performance condition is not considered probable, and therefore the Company did not recognize any expense associated with these stock options.

A certain grant of restricted stock units to an executive contains certain vesting conditions, whereby, subject to the award holders continued employment with the Company, the award will vest upon the date the Company’s achieves a certain fair market value for its common stock share price. The estimated fair value of the award was determined using a Monte Carlo Simulation model in accordance with ASC 718. During the year ended December 31, 2020, the market condition was satisfied; therefore, the Company recognized stock-based compensation expense of $0.7 million associated with these restricted stock units in General and administrative expense in the Consolidated Statements of Operations and Comprehensive Income.

Earnings Per Share

Earnings Per Share

Basic and diluted earnings per share (“EPS”) are determined in accordance with ASC 260, Earnings per Share. Basic EPS is calculated by dividing net income by the weighted average number of common stock outstanding during the period. Diluted EPS is based upon the weighted average number of outstanding shares of common stock and dilutive common stock equivalents in the period. Common stock equivalents arise from dilutive stock options and restricted stock units and are computed using the treasury stock method. Anti-dilutive common stock equivalents are excluded from diluted EPS.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the JOBS Act. Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with certain new or revised accounting standards. As a result, the Company’s financial statements may not be comparable to companies that comply with new or revised accounting pronouncements as of public company effective dates.

These exemptions will apply until the Company no longer meets the requirement of being an emerging growth company. The Company will remain an emerging growth company until the earlier of (a) the last day of the fiscal year (i) following the fifth anniversary of the completion of this offering, (ii) in which the Company has total annual gross revenue of at least $1.07 billion or (iii) in which the Company is deemed to be a large accelerated filer, which means the market value of the Company’s common stock that is held by non-affiliates exceeds $700.0 million as of the last business day of the Company’s prior second fiscal quarter, and (b) the date on which the Company has issued more than $1.07 billion in non-convertible debt during the prior three-year period.

Offering Costs

Offering Costs

Offering costs consist of expenses incurred during the Company’s preparation of its proposed initial public offering (“IPO”). These expenses include registration fees, filing fees, specific legal and accounting fees which are directly related to the Company’s efforts to raise capital through an IPO. The Company expenses offering costs as they are incurred. For the year ended December 31, 2020, offering costs were $3.6 million and recorded in General and administrative in the Consolidated Statement of Operations and Comprehensive Income.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with certain new or revised accounting standards.

Financial Instruments - Credit Losses

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which is intended to provide more decision-useful information about expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. ASU 2016-13 revises the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in more timely recognition of losses on financial instruments, including, but not limited to accounts receivable. This guidance is effective for annual reporting periods beginning after December 15, 2022 for non-public entities, including interim periods within that reporting period. Early adoption is permitted and the update allows for a modified retrospective method of adoption. The Company is currently in the process of evaluating the impact of this standard on the Company’s Condensed Consolidated Financial Statements.

Cloud Computing

In August 2018, the FASB issued ASU No. 2018-15, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract (“ASU 2018-15”). This update was issued to align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The amendments in ASU 2018-15 are effective for annual periods beginning after December 15, 2020 for non-public entities, and interim periods within annual periods beginning after December 15, 2021. The update allows for a retrospective or prospective method of adoption.

The Company intends to adopt amendment ASU No. 2018-15 on December 31, 2021 using a prospective approach. The Company is currently in the process of evaluating the impact of this standard and its adoption is not expected to have a material impact on the Company’s Condensed Consolidated Financial Statements.

Leases

In February 2016, the FASB issued ASU No. 2016-02, Leases Topic 842 (“ASU 2016-02”). The guidance in ASU 2016-02 supersedes the lease recognition requirements in ASC 840, Leases. ASU 2016-02 requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases, along with additional qualitative and quantitative disclosures. In July 2018, FASB issued ASU No. 2018- 10, Codification Improvements to Topic 842, Leases, ("ASU No. 2018-10") to further clarify, correct and consolidate various areas previously discussed in ASU 2016-02. FASB also issued ASU No. 2018- 11, Leases: Targeted Improvements ("ASU 2018-11") to provide entities another option for transition and lessors with a practical expedient. The transition option allows entities to not apply ASU No. 2016-02 in comparative periods in the financial statements in the year of adoption. The amendments in ASU No. 2016-02, ASU No. 2018-10 and ASU No. 2018-11 are effective for fiscal years beginning after December 15, 2021 for non-public entities and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently in the process of evaluating the impact of this standard on the Company’s Condensed Consolidated Financial Statements.

Simplifying the Accounting for Income Taxes

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes (Topic 740) (“ASU 2019-12”). ASU 2019-12 issued guidance on the accounting for income taxes that, among other provisions, eliminates certain exceptions to existing guidance related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. This guidance also requires an entity to reflect the effect of an enacted change in tax laws or rates in its effective income tax rate in the first interim period that includes the enactment date of the new legislation, aligning the timing of recognition of the effects from enacted tax law changes on the effective income tax rate with the effects on deferred income tax assets and liabilities. Under existing guidance, an entity recognizes the effects of the enacted tax law change on the effective income tax rate in the period that includes the effective date of the tax law. For non-public entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. Certain amendments included in the update allows for a retrospective, modified retrospective, or prospective method of adoption. The Company is currently in the process of evaluating the impact of this standard and its adoption is not expected to have a material impact on the Company’s Condensed Consolidated Financial Statements.

Recently Issued Accounting Pronouncements

Financial Instruments — Credit Losses

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which is intended to provide more decision-useful information about expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. ASU 2016-13 revises the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in more timely recognition of losses on financial instruments, including, but not limited to accounts receivable. This guidance is effective for annual reporting periods beginning after December 15, 2022 for non-public entities, including interim periods within that reporting period. Early adoption is permitted. The Company is currently in process of evaluating the impact of this standard on the Company’s Consolidated Financial Statements.

Cloud Computing

In August 2018, the FASB issued ASU No. 2018-15, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract (“ASU 2018-15”). This update was issued to align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The amendments in ASU 2018-15 are effective for annual periods beginning after December 15, 2020 for non-public entities, including interim reporting periods within those annual periods. The Company is currently in process of evaluating the impact of this standard on the Company’s Consolidated Financial Statements.

Leases

In February 2016, the FASB issued ASU No. 2016-02, Leases Topic 842 (“ASU 2016-02”). The guidance in ASU 2016-02 supersedes the lease recognition requirements in ASC Topic 840, Leases. ASU 2016-02 requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases, along with additional qualitative and quantitative disclosures. ASU 2016-02 is effective for fiscal years beginning after December 15, 2021 for non-public entities, with early adoption permitted. The Company is currently in process of evaluating the impact of this standard on the Company’s Consolidated Financial Statements.

Simplifying the Accounting for Income Taxes

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes (Topic 740) (“ASU 2019-12”). ASU 2019-12 issued guidance on the accounting for income taxes that, among other provisions, eliminates certain exceptions to existing guidance related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. This guidance also requires an entity to reflect the effect of an enacted change in tax laws or rates in its effective income tax rate in the first interim period that includes the enactment date of the new legislation, aligning the timing of recognition of the effects from enacted tax law changes on the effective income tax rate with the effects on deferred income tax assets and liabilities. Under existing guidance, an entity recognizes the effects of the enacted tax law change on the effective income tax rate in the period that includes the effective date of the tax law. This guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company’s Consolidated Financial Statements.

Reference Rate Reform

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU No. 2020-04”). The amendment in this update provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendment in this update applies only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendment does not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The amendment in this update is effective for all entities as of March 12, 2020 through December 31, 2022. The Company adopted this amendment on March 12, 2020. There was no impact to the Consolidated Financial Statements for the year ended December 31, 2020. The Company continues to monitor the transition of LIBOR to alternative reference rate measures.